Settlement Costs And Other (Recoveries) - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Settlement costs and other (recoveries)	$ (2,324,151)	$ 1,881,233
Loss Contingency Settlement Maturity Date	Jan. 31, 2021
Settlement cost related to four vendors	$ 1,100,000
Federal Health Care Programs to Subsidiaries or Revenue Practice [Member]
Amount related to a settlement of government investigation	$ 800,000